Pensions and Other Post-Employment Benefits - Summary of Defined Benefit and OPEB Plan Obligation and Funded Status (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Current Service Costs	$ 11	$ 13	$ 14
Interest Income (Costs)	3	3	3
Past Service Costs – Curtailments		(2)	(6)
Re-measurements:
(Gains) Losses From Experience Adjustments	(4)		1
(Gains) Losses From Changes in Financial Assumptions	12		(2)
Return on Plan Assets (Excluding Interest Income)	15	(7)	9
Pension and OPEB (Liability)	(51)	(54)
Pension Benefits [Member] | Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	167	181
Current Service Costs	11	13
Interest Income (Costs)	6	6
Benefits Paid	(36)	(33)
Plan Participant Contributions	2	2
Past Service Costs – Curtailments		(2)
Re-measurements:
(Gains) Losses From Experience Adjustments	(4)
(Gains) Losses From Changes in Financial Assumptions	12
Defined Benefit Obligation, End of Year	158	167	181
Pension Benefits [Member] | Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair Value of Plan Assets, Beginning of Year	113	141
Interest Income (Costs)	3	4
Benefits Paid	(35)	(33)
Employer Contributions	9	6
Plan Participant Contributions	2	2
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	15	(7)
Fair Value of Plan Assets, End of Year	107	113	141
OPEB [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Current Service Costs	1	1	2
Interest Income (Costs)	1	1	1
Past Service Costs – Curtailments			(1)
Re-measurements:
(Gains) Losses From Changes in Financial Assumptions	1	(1)	(1)
Pension and OPEB (Liability)	(22)	(21)
OPEB [Member] | Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	21	22
Current Service Costs	1	1
Interest Income (Costs)	1	1
Benefits Paid	(2)	(2)
Re-measurements:
(Gains) Losses From Changes in Financial Assumptions	1	(1)
Defined Benefit Obligation, End of Year	$ 22	$ 21	$ 22